STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning balance at Aug. 30, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance at Aug. 30, 2020		0	0
Issuance of Class B common stock to Sponsor	25,000		$ 1,006	23,994
Issuance of common stock to sponsor, shares			10,062,500
Sale of units in initial public offering, less fair value of public warrants	385,595,000	$ 4,025		385,590,975
Sale of units in initial public offering, less fair value of public warrants, shares		40,250,000
Offering costs	(21,831,140)			(21,831,140)
Excess of cash received over fair value of private placement warrants	1,474,000			1,474,000
Common stock subject to possible redemption	(334,881,980)	$ (3,349)		(334,878,631)
Common stock subject to possible redemption, shares		(33,488,198)
Net income (loss)	(25,380,878)				(25,380,878)
Ending balance at Dec. 31, 2020	5,000,002	$ 676	$ 1,006	30,379,198	(25,380,878)
Ending balance at Dec. 31, 2020		6,761,802	10,062,500
Common stock subject to possible redemption	$ 5,164,520	$ 51		5,164,469
Common stock subject to possible redemption, shares	(34,004,650)	(516,452)
Net income (loss)	$ 5,164,523				5,164,523
Ending balance at Mar. 31, 2021	$ 5,000,005	$ 625	$ 1,006	$ 25,214,729	$ (20,216,355)
Ending balance at Mar. 31, 2021		6,245,350	10,062,500